Operating leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating leases
Schedule of components of lease expenses

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Operating lease cost	580,613	681,841	726,359
Short‑term lease cost	83,509	128,865	467,384
Variable lease cost	89,284	80,015	121,353
Total lease cost	753,406	890,721	1,315,096

Schedule of supplemental cash flows information related to leases

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Cash payments for operating leases	584,660	707,140	761,352
ROU assets obtained in exchange for operating lease liabilities	349,432	1,158,347	910,144

Schedule of maturities of lease liabilities

As of December 31
2021
RMB

2022	583,947
2023	387,385
2024	164,561
2025	94,593
Thereafter	15,590
Total undiscounted lease payments	1,246,076
Less: imputed interest	(74,322)
Total lease liabilities	1,171,754